Fair value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 40,594	$ 43,561
Cash and cash equivalents - Fair Value	40,594	43,561
Restricted cash - Book Value	763	490
Restricted cash - Fair Value	763	490
Accounts receivable - Book Value	8,151	34,235
Accounts receivable - Fair Value	8,151	34,235
Accounts payable - Book Value	10,605	15,355
Accounts payable - Fair Value	10,605	15,355
Ship mortgage notes and premium - Book Value	600,638	653,614
Ship mortgage notes and premium - Fair Value	400,554	527,005
Other long-term debt, net of deferred finance costs - Book Value	475,949	519,503
Other long-term debt, net of deferred finance costs - Fair Value	484,529	529,138
Due from related parties, long-term - Book Value	14,658	42,878
Due from related parties, long-term - Fair Value	14,658	42,878
Assets held for sale - Book Value	77,831	0
Assets held for sale - Fair Value	77,831	0
Liabilities associated with assets held for sale - Book Value	34,071	0
Liabilities associated with assets held for sale - Fair Value	$ 34,071	$ 0